Composition of loans held-in-portfolio-noncovered loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	$ 19,404,451	[1]	$ 21,611,866	[1]
Commercial Multi Family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	487,280		1,175,937
Commercial Real Estate Non Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	2,526,146		2,970,505
Commercial Real Estate Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,667,267		2,166,545
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	3,453,574		3,724,197
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	251,820		206,084
Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	6,502,886		6,681,476
Finance Leases Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	564,389		543,761
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	80,818	[2]	211,135	[2]
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	3,870,271		3,932,226
Consumer [Member] | Consumer Credit Card Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,155,229		1,185,272
Consumer [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	366,162		478,211
Consumer [Member] | Personal [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	1,375,452		1,349,119
Consumer [Member] | Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	767,369		699,980
Consumer [Member] | Consumer Other Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-covered Loans held-in-portfolio	$ 206,059		$ 219,644

[1]	Non-covered loans held-in-portfolio at December 31, 2014 are net of $94 million in unearned income and exclude $106 million in loans held-for-sale. (December 31, 2013 - $92 million in unearned income and $110 million in loans held-for-sale.)
[2]	The legacy portfolio is comprised of commercial loans, construction loans and lease financings related to certain lending products exited by the Corporation as part of restructuring efforts carried out in prior years at the BPNA segment.